Finance Costs	12 Months Ended
Dec. 31, 2018
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Finance Costs
29.	FINANCE COSTS

	Years Ended December 31
	2016	2017	2018
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Interest expense
Corporate bonds	$3,014.7	$2,563.6	$1,633.8
Bank loans	291.2	766.6	1,417.3
Others	0.2	0.1	0.1

	$3,306.1	$3,330.3	$3,051.2